Note 9 - Borrowings (Details Textual) - USD ($)	Dec. 21, 2023	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale, Amortized Cost, Excluding Accrued Interest, before Allowance for Credit Loss		$ 121,654,000	$ 123,210,000
Debt Securities, Available-for-Sale, Excluding Accrued Interest		116,053,000	118,439,000
Asset Pledged as Collateral [Member] | Federal Reserve Bank Advances [Member]
Debt Securities, Available-for-Sale, Amortized Cost, Excluding Accrued Interest, before Allowance for Credit Loss			9,800,000
Debt Securities, Available-for-Sale, Excluding Accrued Interest			9,200,000
Federal Reserve Bank of Philadelphia [Member]
Debt Instrument, Face Amount	$ 9,500,000
Debt Instrument, Term (Year)	1 year
Debt Instrument, Interest Rate, Stated Percentage	4.88%
Short-Term Debt		0	$ 9,500,000
Federal Home Loan Bank of Pittsburgh [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available		$ 140,000,000